Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 139	$ 137
Net amount generated/arising in current year, actuarial (gains)/losses	6	25
Amortization, actuarial (gains)/losses	(10)	(14)
Foreign currency translation, actuarial (gains)/losses before tax	9	(9)
Other comprehensive loss, actuarial (gains)/losses, ending balance	144	139
Other comprehensive loss, prior service cost, beginning balance	2	3
Net amount generated/arising in current year, prior service cost	0	0
Amortization, prior service cost		(1)
Foreign currency translation adjustment	0	0
Other comprehensive loss, prior service cost, ending balance	2	2
Other comprehensive loss, Total, beginning balance	141	140
Net amount generated/arising in current year, Total	6	25
Amortization, Total	(10)	(15)
Foreign currency translation adjustment, Total	9	(9)
Other comprehensive loss, Total, ending balance	$ 146	$ 141